Net finance costs (Tables)	12 Months Ended
Jun. 30, 2022
Net finance costs
Schedule of net finance costs, finance income

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		–	–	44
Notional interest received		29	4	102
Interest received on		991	852	776
other long-term investments		49	40	28
loans and receivables		141	199	293
cash and cash equivalents		801	613	455
Per income statement		1 020	856	922
Less: notional interest		(29)	(4)	(102)
Less: interest received on tax		(5)	(15)	(28)
Per the statement of cash flows		986	837	792
Finance costs
Debt		5 419	5 238	8 226
debt		5 066	4 855	8 090
interest rate swap – net settlements		353	383	136
Interest on lease liabilities		1 357	1 488	1 465
Other		95	84	52
		6 871	6 810	9 743
Amortisation of loan costs	16	132	160	135
Notional interest		633	668	945
Total finance costs		7 636	7 638	10 823
Amounts capitalised to assets under construction a class of property, plant and equipment	19	(740)	(880)	(3 520)
Per income statement		6 896	6 758	7 303
Total finance costs before amortisation of loan costs and notional interest		6 871	6 810	9 743
Add: modification gain/(loss)		74	–	(1 193)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1 463)	(637)	(1 412)
Less: interest (raised)/reversed on tax payable		(4)	–	16
Per the statement of cash flows		5 478	6 173	7 154

Schedule of net finance costs, finance costs

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		–	–	44
Notional interest received		29	4	102
Interest received on		991	852	776
other long-term investments		49	40	28
loans and receivables		141	199	293
cash and cash equivalents		801	613	455
Per income statement		1 020	856	922
Less: notional interest		(29)	(4)	(102)
Less: interest received on tax		(5)	(15)	(28)
Per the statement of cash flows		986	837	792
Finance costs
Debt		5 419	5 238	8 226
debt		5 066	4 855	8 090
interest rate swap – net settlements		353	383	136
Interest on lease liabilities		1 357	1 488	1 465
Other		95	84	52
		6 871	6 810	9 743
Amortisation of loan costs	16	132	160	135
Notional interest		633	668	945
Total finance costs		7 636	7 638	10 823
Amounts capitalised to assets under construction a class of property, plant and equipment	19	(740)	(880)	(3 520)
Per income statement		6 896	6 758	7 303
Total finance costs before amortisation of loan costs and notional interest		6 871	6 810	9 743
Add: modification gain/(loss)		74	–	(1 193)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1 463)	(637)	(1 412)
Less: interest (raised)/reversed on tax payable		(4)	–	16
Per the statement of cash flows		5 478	6 173	7 154